Leases (Narrative) (Details) € in Thousands, $ in Thousands	1 Months Ended	6 Months Ended
	Apr. 30, 2021 EUR (€)	Jun. 30, 2022 EUR (€)	Jun. 30, 2022 USD ($)	[1]	Dec. 31, 2021 EUR (€)
Disclosure of maturity analysis of operating lease payments [line items]
Lease Liability		€ 16,881
Right-of-use asset		€ 23,360	$ 24,270		€ 23,367
Pumped storage [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Operating lease agreements (Years)		31 years
Lease Liability		€ 1,335
Right-of-use asset		€ 1,335
Amount of outstanding	€ 17

[1]	* Convenience translation into US$ (exchange rate as at June 30, 2022: EUR 1 = US$1.039)